Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
State mandated public purpose programs (including low income and conservation programs)
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (8,598)	$ (10,213)
Margin and interest-tracking accounts
Regulatory Liabilities [Line Items]
Regulatory liabilities	(7,273)	(9,505)
Margin and interest-tracking accounts | Other current liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(539)	(6,600)
Margin and interest-tracking accounts | Other deferred credits and other long-term liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(6,700)	(2,900)
Environmental compliance programs
Regulatory Liabilities [Line Items]
Regulatory liabilities	0	(8,574)
Regulatory accounts for differences related to pension funding
Regulatory Liabilities [Line Items]
Regulatory liabilities	(3,221)	(3,178)
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities	(819)	(1,714)
Other | Other current liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(810)	(1,700)
Other | Other deferred credits and other long-term liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(9)	(9)
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (19,911)	$ (33,184)